Consolidated Balance Sheet (Parenthetical) - shares	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Ordinary Shares Issued	31,927,958	31,839,572
Ordinary Shares Outstanding	31,732,158	31,558,536
Treasury Stock shares	225,800	281,036